RECLAMATION OBLIGATIONS - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclamation Obligations
Current reclamation obligations	$ 2,256	$ 2,865
Non-current reclamation obligations	32,642	26,594
Total reclamation obligations	34,898	29,459	$ 37,532
Elliot Lake
Reclamation Obligations
Total reclamation obligations	19,796	16,634
MLJV and MWJV
Reclamation Obligations
Total reclamation obligations	12,215	10,069
Wheeler River and Other
Reclamation Obligations
Total reclamation obligations	$ 2,887	$ 2,756